Supplemental Information on Gas-Producing Activities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 MMcf	Dec. 31, 2012 MMcf	Dec. 31, 2011 Location MMcf
Reserve Quantities [Line Items]
Extensions and discoveries	100,626	176,956	223,538
Revision of previous estimates	757	(96,911)	620
Number of proved undeveloped locations removed from estimate of reserves			32
Percentage of proved undeveloped reserves reviewed	100.00%
Adjusted gas price used for computation of reserves	3.91	2.86	4.36
Marcellus Shale
Reserve Quantities [Line Items]
Extensions and discoveries	100,626	176,956	223,538
Marcellus Joint Venture
Reserve Quantities [Line Items]
Extensions and discoveries	19,812	98,119	58,800
Revision of previous estimates	(26,803)	(23,808)
Adjusted gas price used for computation of reserves	3.90	2.84	4.34
Equity investment ownership percentage	50.00%